Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for each reporting unit from 2020 to 2021 was as follows:

	Baidu Core excluding SLG	SLG	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2019	14,362	—	3,888	18,250

Goodwill acquired (Note 3)	3,998	—	—	3,998
Balance at December 31, 2020	18,360	—	3,888	22,248

Goodwill acquired (Note 3)	357	—	—	357
Goodwill reassigned (Note 2)	(1,777)	1,777	—	—
Balance at December 31, 2021	16,940	1,777	3,888	22,605

Balance at December 31, 2021, in US$	2,658	279	610	3,547

Intangible Assets
Intangible Assets

	As of December 31, 2020
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Trademarks	1,054	(238)	(205)	611
Technology	1,087	(52)	(307)	728
Intellectual property right	1,599	(467)	(757)	375
Online literature	151	—	(54)	97
Others	899	(19)	(669)	211

	4,790	(776)	(1,992)	2,022

	As of December 31, 2021
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Trademarks	1,054	(238)	(278)	538	84
Technology	1,087	(52)	(486)	549	86
Intellectual property right	1,691	(473)	(841)	377	59
Online literature	155	—	(76)	79	12
Others	906	(19)	(741)	146	24

	4,893	(782)	(2,422)	1,689	265

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$
	(In millions)
For the years ending December 31,
2022	470	74
2023	356	56
2024	291	46
2025	222	35
2026	144	23